INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

		Useful life	December 31,
		(years)	2019	2018
a.	Impaired cost:
	Acquired technology and license	5 - 10	$19,857	$19,857
	Customer relationship	4.5 - 9	4,750	4,750

			24,607	24,607
	Accumulated amortization:
	Acquired technology and license		19,027	18,735
	Customer relationship		4,679	4,619

			23,706	23,354

	Amortized cost		$901	$1,253

Schedule of expected amortization expenses	Expected amortization expenses are as follows:

Year ending December 31,

2020	$332
2021	284
2022	272
2023	13

$901